Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits [Text Block]

Note 7 – Deposits

The aggregate amount of certificates of deposit with a balance of $250,000 or more was approximately $20,919,000 at December 31, 2012 and $21,108,000 at December 31, 2011.

At December 31, 2012, scheduled maturities of certificates of deposit were as follows:

(Dollars in thousands)
2013	$132,028
2014	35,340
2015	4,216
2016	77
Thereafter	-
Total	$171,661